Shareholders' Equity (Information About Share Options) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options	89,925
Number exercisable	63,253
Weighted average remaining Contractual of outstanding options	2 years 3 months 10 days
Exercise price 0-2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 0
Exercise price, maximum | $ / shares	$ 2
Number of outstanding options	5,000
Number exercisable	5,000
Weighted average remaining Contractual of outstanding options	2 years 2 months 19 days
Exercise price 2-5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 2
Exercise price, maximum | $ / shares	$ 5
Number of outstanding options	84,925
Number exercisable	58,253
Weighted average remaining Contractual of outstanding options	2 years 3 months 10 days